Fair Value Measurements (Schedule Of Activity For Debt And Equity Securities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Measurements [Abstract]
Proceeds from sales and maturities of nuclear decommissioning trust investments	$ 1,928	$ 1,405	$ 1,351
Gross realized gains on sales of securities held as available-for-sale	43	42	27
Gross realized losses on sales of securities held as available-for-sale	$ (30)	$ (11)	$ (55)